WARRANTS	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Shareholders Equity And Share Based Payments Stock Warrant [Text Block]
12.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Weighted-Average Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35
Exercised	(5,000,172)	0.25
Dilution warrants issued to $0.80 warrant holders	83,752	0.749
Dilution warrants issued to $1.40 warrant holders	941,191	1.2933
Outstanding at September 30, 2017	13,663,014	1.241

During the six months period ended September 30, 2017, the Company consummated an offer to amend and exercise its outstanding warrants, enabling the holders of the warrants to exercise such warrants for $0.25 per share. The Company received net proceeds of $1,129,193. In addition due to an anti-dilution clause in the warrant agreement and additional 83,752 warrants were issued to the $0.80 warrant holders and 941,191 warrants were issued to the $1.40 warrant holders. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants changed from $0.80 to $0.7490 and from $1.40 to $1.2933 as a result of this transaction. The Company measured the effects of the triggered anti-dilution clause using the binomial tree model and recorded a loss of $41,025 against retained earnings.

The Company issued 400,014 warrants exercisable at $0.25 for four years expiring June 27, 2020 to the firm who facilitated the warrant offer.

During the year ended March 31, 2017 a warrant holder exercised 262,045 warrants on a cashless basis based on the terms of the warrant agreement and received 51,249 shares of common stock.

During the year ended March 31, 2016, a warrant holder exercised 148,787 warrants on a cashless basis based on the terms of the warrant agreement and was issued 45,508 shares of common stock.

Common share purchase warrants

The following is a summary of common share purchase warrants outstanding after the warrant offer, the additional warrant issue and the re-pricing of the warrants as of September 30, 2017:

Exercise Price ($)	Number of Warrants	Expiry Date
1.2933	5,873,289	February 26, 2019
1.2933	1,229,040	March 27, 2019
1.2933	328,166	March 31, 2019
1.2933	2,544,240	April 21, 2019
1.2933	1,201,164	May 27, 2019
1.2933	1,173,370	June 30, 2019
0.7490	1,313,745	February 26, 2019
	13,663,014

The weighted-average remaining contractual term of the outstanding warrants was 1.52 (March 31, 2017 – 1.77).

The exercise price and number of underlying shares with respect to the original $0.80 and the $1.40 warrants may be further adjusted pursuant to the anti-dilution provisions therein, as a result of the issuance of the convertible promissory notes and warrants. The anti-dilution provisions in these warrants is not triggered until the convertible promissory notes are converted, or the warrants are exercised, and the underlying shares can be determined in accordance with the terms thereunder.

12.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

		Weighted-Average
	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35

During the year ended March 31, 2017 a warrant holder exercised 262,045 warrants on a cash-less basis based on the terms of the warrant agreement and received 51,249 shares of common stock. (Note 10 (g)).

During the year ended March 31, 2016, a warrant holder exercised 148,787 warrants on a cash-less basis based on the terms of the warrant agreement and was issued 45,508 shares of common stock. (Note 10 (e)).

Common share purchase warrants

The following is a summary of common share purchase warrants outstanding as of March 31, 2017:

Exercise	Number of
Price ($)	Warrants	Expiry Date
1.40	7,735,750	February 26, 2019
1.40	1,212,500	March 27, 2019
1.40	891,250	March 31, 2019
1.40	3,115,000	April 21, 2019
1.40	1,418,750	May 27, 2019
1.40	2,035,000	June 30, 2019
0.80	1,229,993	February 26, 2019
	17,638,243

The weighted-average remaining contractual term of the outstanding warrants was 1.77 (March 31, 2016 – 2.77).

Exchangeable share purchase warrants

In 2014, the Company repaid loans of $180,940 plus accrued interest of $12,138 owing to investors introduced by Pope and Co. As part of this transaction the Company was committed to issue these lenders warrants exercisable into 349,522 Exchangeable Shares at an exercise price of $0.23 per share for a period ending March 21, 2017. During the year ended December 31, 2015, the Company issued these warrants.

In March 2017, 174,759 warrants were exercised for proceeds of $40,195 and the remaining 174,763 warrants expired.